UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

Check here if Amendment |_|; Amendment Number:
                                               ------
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:     Marcuard Family Office Ltd.
Address:  Theaterstrasse 12, CH-8024 Zurich

Form 13F File Number: 28-14631
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Stocker              Sonja Brunner
Title:   Managing Partner           Assistant Treasurer
Phone:   +41 43 344 6000            +41 43 344 6000


Signature, Place, and Date of Signing:


/s/ Peter Stocker                   Zurich, Switzerland            01/15/13
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]


/s/ Sonja Brunner                   Zurich, Switzerland            01/15/13
-------------------------------- --------------------------- -------------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number Name

      28-
      ------------------ ------------------------------------------------
      [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none
                                        --------------------

Form 13F Information Table Entry Total: 36
                                        --------------------

Form 13F Information Table Value Total: $ 65,207
                                        --------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. Form 13F File Number Name

           28-
      -------------------------------- --------------------------------------
      [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                                                                Voting Authority
                                                            Value     Shares/   Sh/ Put/  Invstmt  Other   -------------------------
Name of Issuer                 Title of class     CUSIP    (x$1000)   Prn Amt   Prn Call  Dscretn Managers   Sole    Shared   None
-----------------------------  ----------------  ---------  --------  --------  --- ----  ------- -------- -------- -------- -------
SPDR S&P 500 ETF TR            TR Unit           78462F103     6,502    45,655   Sh        Sole                                None
Vanguard Total Stock Market                      922908769     5,745    78,400   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF      922042866     5,039    94,376   Sh        Sole                                None
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100     4,427    95,420   Sh        Sole                                None
ISHARES TR                     S&P 500 INDEX     464287200     3,579    25,000   Sh        Sole                                None
ISHARES TR                     JPMORGAN USD      464288281     2,568    20,915   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3YR CR  464288646     2,527    23,960   Sh        Sole                                None
WISDOMTREE TR                  EM LCL DEBT FD    97717X867     2,304    43,100   Sh        Sole                                None
POWERSHARES ETF TR II          S&P500 LOW VOL    73937B779     2,145    77,500   Sh        Sole                                None
ISHARES INC                    MSCI EMERG MKT    464287234     2,135    48,150   Sh        Sole                                None
WISDOMTREE TRUST               DIV EX-FINL FD    97717W406     1,890    34,000   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG BRIC ETF     18383M100     1,841    51,120   Sh        Sole                                None
ISHARES TR                     MSCI ACJPN IDX    464288182     1,826    30,170   Sh        Sole                                None
RYDEX ETF TRUST                S&P 500 2X ETF    78355W783     1,801    35,000   Sh        Sole                                None
ISHARES INC                    MSCI JAPAN        464286848     1,695   173,800   Sh        Sole                                None
ISHARES TR                     BARCLYS TIPS BD   464287176     1,677    13,810   Sh        Sole                                None
Berkshire Hathaway                               084670108     1,609        12   Sh        Sole                                None
ISHARES INC                    MSCI SWITZERLD    464286749     1,574    58,725   Sh        Sole                                None
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S105     1,389    50,000   Sh        Sole                                None
ISHARES INC                    MSCI BRAZIL       464286400     1,347    24,085   Sh        Sole                                None
MARKET VECTORS ETF TR          RUSSIA ETF        57060U506     1,199    40,000   Sh        Sole                                None
ISHARES TR                     BARCLYS 1-3 YR    464287457     1,013    12,000   Sh        Sole                                None
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF   922042874       984    20,150   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG S&P GBL WTR  18383Q507       974    43,800   Sh        Sole                                None
POWERSHARES ETF TRUST          DYNAMIC MKT PT    73935X385       911    21,250   Sh        Sole                                None
ISHARES TR                     RUSSELL 2000      464287655       885    10,500   Sh        Sole                                None
ISHARES TR                     S&P EURO PLUS     464287861       884    22,484   Sh        Sole                                None
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104       840    12,900   Sh        Sole                                None
FACEBOOK INC                   CL A              30303M102       805    30,255   Sh        Sole                                None
CLAYMORE EXCHANGE TRD FR TR    GUGG FRNTR MKT    18383Q838       751    38,020   Sh        Sole                                None
MARKET VECTORS ETF TR          AGRIBUS ETF       57060U605       496     9,400   Sh        Sole                                None
APPLE INC                      COM               037833100       468       880   Sh        Sole                                None
iShares MSCI Austral. Index Fd                   464286103       434    17,277   Sh        Sole                                None
ISHARES TR                     S&P AMTFREE MUNI  464288323       335     3,000   Sh        Sole                                None
BERKSHIRE HATHAWAY INC DEL     CL B NEW          084670702       314     3,500   Sh        Sole                                None
KKR & CO L P DEL               COM UNITS         48248M102       294    20,000   Sh        Sole                                None